Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure Of Summary Of Material Accounting Policies [Abstract]
Basis of consolidation
A    Basis of consolidation
(i)Business combinations
The Group accounts for business combinations using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a particular set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs.
The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired. Any goodwill that arises is tested annually for impairment. Any gain on a bargain purchase is recognized in profit or loss immediately. Transaction costs are expensed as incurred, except if related to the issue of equity securities.
(ii)Subsidiaries
Subsidiaries are entities controlled by the Group. The Group ‘controls’ an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.
An investment in a subsidiary is consolidated into the consolidated financial statements from the date that control commences until the date that control ceases. Intra-group balances, transactions and cash flows and any unrealized profits arising from intra-group transactions are eliminated in full in preparing the consolidated financial statements. Unrealized losses resulting from intra-group transactions are eliminated in the same way as unrealized gains but only to the extent that there is no evidence of impairment.
(iii)Non-controlling interests
Non-controlling interests are measured initially at their proportionate share of the acquiree’s identifiable net assets at the date of acquisition.
Changes in the Group’s interest in a subsidiary that do not result in a loss of control are accounted for as equity transactions.
(iv)Transactions eliminated on consolidation
Intra-group balances and transactions, and any unrealized income and expenses (except for foreign currency transaction gains or losses) arising from intra-group transactions, are eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.
Interests in associates and the joint venture are accounted for under the equity method. They are initially recognized at cost, which includes transaction costs. Subsequent to initial recognition, the consolidated financial statements include the Group's share of the profit or loss and other comprehensive income of equity-accounted investees, until the date on which significant influence or joint control ceases.
(v)Interests in equity-accounted investees
The Group’s interests in equity-accounted investees comprise interests in associates.
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. A joint venture is an arrangement in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.

Foreign currency
B    Foreign currency
(i)Foreign currency transactions
The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which sales, purchases and receivables are denominated and the respective functional currencies of Group companies. The functional currencies of Group companies are primarily the Hong Kong dollar (“HKD”), the New Taiwan dollar ("TWD") and British Pound (“GBP”). The currencies in which these transactions are primarily denominated are HKD, GBP, USD and RMB.
Transactions in foreign currencies are translated into the respective functional currencies of Group companies at the exchange rates at the dates of the transactions.
Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction. Foreign currency differences are generally recognized in profit or loss and presented within profit or loss.
(ii)Foreign operations
The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into USD at the exchange rates at the reporting date. The income and expenses of foreign operations are translated into USD at the exchange rates at the dates of the transactions.
Foreign currency differences are recognized in other comprehensive income and accumulated in the translation reserve, except to the extent that the translation difference is allocated to non-controlling interests.
When a foreign operation is disposed of in its entirety or partially such that control, significant influence or joint control is lost, the cumulative amount in the translation reserve related to that foreign operation is reclassified to profit or loss as part of the gain or loss on disposal. If the Group disposes of part of its interest in a subsidiary but retains control, then the relevant proportion of the cumulative amount is reattributed to non-controlling interests. When the Group disposes of only part of an associate or joint venture while retaining significant influence or joint control, the relevant proportion of the cumulative amount is reclassified to profit or loss.

Revenue and other income
C    Revenue and other income
Income is classified by the Group as revenue when it arises from the sale of goods or the provision of services in the ordinary course of the Group’s business.
Revenue is measured based on the amount of consideration to which the Group is expected to be entitled in exchange for transferring goods or services to a customer, excluding amounts collected on behalf of third parties. The Group recognizes revenue when (or as) it transfers control over a product or service to customer. An asset is transferred when (or as) the customer obtains control of the asset.
The Group transfers control of a good or service at a point in time unless one of the following overtime criteria is met:
(a)the customer simultaneously receives and consumes the benefits provided as the Group performs;
(b)the Group’s performance creates or enhances an asset that the customer controls as the asset is created or enhanced; or
(c)the Group’s performance does not create an asset with an alternative use and the Group has an enforceable right to payment for performance completed to date.
The Group provides i) preventive services which are genetic testing services to individuals and corporates for their employees and customers; and ii) diagnostic services which are precision oncology services.
The Group collects consideration for preventive services to individuals and corporations upfront, and such consideration received usually becomes non-refundable up to 30 days from the date of delivery of the kits to the individuals or corporations, or the date of purchase. The upfront consideration received is initially recognized as deposit liabilities and subsequently reclassified to contract liabilities when the amount becomes non-refundable. Such amount does not include any variable consideration.
The Group collects consideration for diagnostic services to patients from public hospitals upfront, and such consideration received usually becomes non-refundable from the date of receipt of patients’ specimen, or the date of purchase. The upfront consideration received is recognized as contract liabilities when the amount becomes non-refundable. Such amount does not include any variable consideration.
The Group determines that its sales contracts do not have a significant financing component when the upfront consideration becomes non-refundable as customers have discretion to decide when the tests are performed during the contract term.
(i)Performance obligations
Generally, the Group fulfilled its performance obligations for preventive and diagnostic services at a point in time upon delivery of the testing results or reports to customers except for one category of the genetic testing kits under the preventive services which includes an additional distinct performance obligation being the subscription of free future updates to new features, reports and categories (collectively the “update services”).
The update services are considered distinct from the testing results or reports received by customers as those customers can benefit from the information provided in the testing results without the update services, the update services would not significantly modify the testing results, and there is not any significant interdependency between the testing results and the update services.
For genetic testing kits which contain the update services, the Group allocates revenue to the testing results and the update services on a relative standalone selling price basis. When estimating standalone prices, the Group considers all information that is reasonably available which includes market conditions, company-specific information about the customers, pricing strategies and practices, cost incurred to provide the service and industry pricing. The Group has estimated the standalone selling price of the update services based on the expected cost plus a margin.
(ii)Revenue breakage
Provision of preventive services require individuals to provide specimen samples to the Group before it can proceed with the necessary laboratory procedures. Sales contracts relating to testing kits sold directly to individuals normally require specimen samples to be sent back to the Group within one year (the “sample return period”) from the date of purchase depending on the jurisdictions in which the kits are purchased by customers. If these customers do not return their specimen samples within the sample return period, the Group has no further obligation to provide the service. Sales contracts relating to kits sold to corporations normally do not include specified sample return periods.
For certain non-refundable sale contracts, the Group does not have sufficient and relevant historical experience to form a reasonable expectation about the amount of breakage revenue to which the Group is expected to be entitled. This would be the case for certain preventive testing kits sold to corporations such as insurance companies that would ultimately be passed on to its end users at the corporations’ discretion, where there is no stated sample return period and the Group has no visibility as to whether and when the kits are distributed to end users. This would also be the case for certain diagnostic testing kits sold to individuals with respect to COVID-19. For those sales contracts, revenue is recognized at the earlier point in time of i) the relevant services are rendered and the testing results are issued; or ii) when the likelihood of end users returning their specimen samples becomes remote.
Otherwise, the Group generally has sufficient and relevant historical experience for other sales contracts such that the Group expects to be entitled to a breakage amount in relation to non-refundable and unexercised rights. For these sales contracts, the Group estimates and recognizes the expected breakage amount as revenue in proportion to the pattern of rights exercised by customers on a portfolio basis to the extent that it is considered highly probable that a significant reversal will not occur in the future.
The Group updates its breakage estimate regularly and if necessary, adjusts the deferred revenue balance accordingly. If actual return patterns vary from the estimate, actual breakage revenue may differ from the amounts recorded. The Group recognized breakage revenue from unreturned kits of $502,707, $230,107 and $347,894 for the years ended December 31, 2023, 2022 and 2021, respectively.
(iii)Interest income
Interest income is recognized as it accrues using the effective interest method.
(iv)Government subsidies
Government subsidies are initially recognized as deferred income at fair value if there is reasonable assurance that they will be received and that the Group will comply with the conditions with the grant. Grants that compensate the Group for expenses incurred are recognized as other income on a systematic basis in the same periods in which the expenses are recognized.

Employee benefits
D    Employee benefits
(i)Short-term employee benefits
Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.
(ii)Share-based payment arrangements
The grant-date fair value of equity-settled share-based payment arrangements granted to certain employees, directors and third parties is generally recognized as an expense, with a corresponding increase in equity, over the vesting period of the RSUs. The amount recognized as an expense is adjusted to reflect the number of RSUs for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized is based on the number RSUs that meet the related service and non-market performance conditions at the vesting date.
(iii)Defined contribution plans
Obligations for contributions to defined contribution plans are expensed as the related service is provided.
Other finance costs
E    Other finance costs
The Group’s other finance costs include:
-interest expense;
-interest expenses on lease liabilities;
-imputed interest on deferred consideration; and
-changes in the carrying amount of preference shares liabilities.
Interest expense is recognized using the effective interest method.
The ‘effective interest rate’ is the rate that exactly discounts estimated future cash payments through the expected life of the financial instrument to the amortized cost of the financial liability.

Income tax
F    Income tax
Income tax expense comprises current and deferred tax. It is are recognized in profit or loss.
(i)Current tax
Current tax comprises the expected tax payable on the taxable income for the year and any adjustment to the tax payable in respect of previous years. The amount of current tax payable is the best estimate of the tax amount expected to be paid that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date.
(ii)Deferred tax
Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:
-temporary differences on the initial recognition of assets or liabilities in a transaction that
◦is not a business combination; and
◦at the time of the transaction (i) affects neither accounting nor taxable profit or loss and (ii) does not give rise to equal taxable and deductible temporary differences.
-taxable temporary differences arising on the initial recognition of goodwill.
Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, based on the business plans for individual subsidiaries in the Group. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.
The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Group expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset only if certain criteria are met.

Inventories	G Inventories Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the first-in,first-out allocation method.
Property, plant and equipment
H    Property, plant and equipment
(i)Recognition and measurement
Items of property, plant and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses.
If significant parts of an item of property, plant and equipment have different useful lives, then they are accounted for as separate items of property, plant and equipment.
Any gain or loss on disposal of an item of property, plant and equipment is recognized in profit or loss.
(ii)Subsequent expenditure
Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Group.
(iii)Depreciation
Depreciation is calculated to write off the cost of items of property, plant and equipment less their estimated residual values using the straight-line method over their estimated useful lives, and is generally recognized in profit or loss.
The estimated useful lives of property, plant and equipment for current and comparative periods are as follows:

– Properties leased for own use	Over the unexpired lease period

– Office equipment leased for own use	Over the unexpired lease period

– Leasehold improvements	Shorter period of the lease term or the useful life

– Fixtures and furniture	3 - 5 years

– Office and lab equipment	3 - 5 years

– Computer equipment	3 years

– Motor vehicles	3 - 5 years

– Manufacturing equipment	3 - 5 years
Depreciation methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Intangible assets and goodwill
I    Intangible assets and goodwill
(i)Recognition and measurement
Goodwill
Goodwill arising on the acquisition of subsidiaries is measured at cost less accumulated impairment losses.
Research and development
Expenditure on research activities is recognized in profit or loss as incurred.
Other intangible assets
Other intangible assets, including website and mobile apps, trademark and technology and product development cost, computer software and customer relationship, that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.
(ii)Subsequent expenditure
Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates.
(iii)Amortization
Amortization is calculated to write off the cost of intangible assets less their estimated residual values using the straight-line method over their estimated useful lives, and is generally recognized in profit or loss. Goodwill is not amortized.
The estimated useful lives for current and comparative periods are as follows:

– Website and mobile apps	2 years
– Trademark and technology	10 - 20 years
– Products development cost	3 years
– Computer software	3 years
– Customer relationship	10 years
Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

Financial instruments
J    Financial instruments
(i)Recognition and initial measurement
Trade receivables are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.
A financial asset (unless it is a trade receivable without a significant financing component) or financial liability is initially measured at fair value plus or minus, for an item not at FVTPL, transaction costs that are directly attributable to its acquisition or issue. A trade receivable without a significant financing component is initially measured at the transaction price.
(ii)Classification and subsequent measurement
Financial assets - classification
On initial recognition, a financial asset is classified as subsequently measured at amortized cost or FVTPL.
Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:
-it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
-its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest ("SPPI") on the principal amount outstanding.
All financial assets not classified as measured at amortized cost as described above are measured at FVTPL. This includes all derivative financial assets.
Financial assets – Business model assessment
The business models of the Group are as follows.
Held to collect
The Group holds financial assets which arise from its principal operations. The objective of the business model for these financial instruments is to collect the amounts due from the Group’s receivables and to earn contractual interest income on the amounts collected.
Held to collect and sell
The Group holds a portfolio of corporate debt securities for liquidity management purposes.
Financial assets – Assessment whether contractual cash flows are solely payments of principal and interest
In assessing whether the contractual cash flows are SPPI, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition. In making this assessment, the Group considers:
-contingent events that would change the amount or timing of cash flows;
-terms that may adjust the contractual coupon rate, including variable-rate features;
-prepayment and extension features; and
-terms that limit the Group’s claim to cash flows from specified assets (e.g. non-recourse features).
A prepayment feature is consistent with the SPPI criterion if the prepayment amount substantially represents unpaid amounts of principal and interest on the principal amount outstanding.
Financial assets – Subsequent measurement and gains and losses
Financial assets at FVTPL
These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.
Financial assets at amortized cost
These assets are subsequently measured at amortized cost using the effective interest method. The gross carrying amount is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.
Financial liabilities – Classification, subsequent measurement and gains and losses
Financial liabilities are classified as measured at amortized cost or FVTPL. A financial liability is classified as at FVTPL if it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in profit or loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.
Liabilities for puttable financial instrument – Classification, subsequent measurement and gains and losses
Liabilities for puttable financial instrument are an obligation arising from put options written to non-controlling shareholders of subsidiaries, which will be settled based on the fair value of the shares held by the non-controlling shareholders, results in a gross financial liability. The gross financial liability is initially recognized and measured at amortize cost with the corresponding debit to the “other reserve”. In subsequent periods, the changes of fair value is recognized in ‘other reserve’.

Share capital
K    Share capital
(i)Ordinary shares
Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity.
(ii)Preference shares
The Group’s redeemable preference shares are classified as financial liabilities, because they bear non-discretionary dividends and are redeemable in cash by the holders. Non-discretionary dividends thereon are recognized as interest expense in profit or loss as accrued.
Non-redeemable preference shares are classified as equity, because they bear discretionary dividends, do not contain any obligations to deliver cash or other financial assets and do not require settlement in a variable number of the Group’s equity instruments. Discretionary dividends thereon are recognized as equity distributions on approval by the Company’s shareholders.
(iii)Repurchase and reissue of ordinary shares (treasury shares)
When shares recognized as equity are repurchased, the amount of the consideration paid, which includes directly attributable costs, is recognized as a deduction from equity. Repurchased shares are classified as treasury shares and are presented in the treasury share reserve. When treasury shares are sold or reissued subsequently, the amount received is recognized as an increase in equity and the resulting surplus or deficit on the transaction is presented within share premium.

Impairment
L    Impairment
(i)Non-derivative financial assets
Financial instruments
The Group recognizes loss allowances for ECLs on financial assets measured at amortized cost.
The Group measures loss allowances at an amount equal to lifetime ECLs, except for bank balances for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition, which are measured at 12-month ECLs.
Loss allowances for trade receivables are always measured at an amount equal to lifetime ECLs.
When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Group’s historical experience and informed credit assessment, that includes forward-looking information.
The Group assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due.
The Group considers a financial asset to be in default when:
-the debtor is unlikely to pay its credit obligations to the Group in full, without recourse by the Group to actions such as realizing security (if any is held); or
-the financial asset is more than 90 days past due.
Lifetime ECLs are the ECLs that result from all possible default events over the expected life of a financial instrument.
12-month ECLs are the portion of ECLs that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instrument is less than 12 months).
The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.
Measurement of ECLs
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the Group expects to receive).
ECLs are discounted at the effective interest rate of the financial asset.
Credit-impaired financial assets
At each reporting date, the Group assesses whether financial assets carried at amortized cost are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Evidence that a financial asset is credit-impaired includes the following observable data:
-significant financial difficulty of the debtor;
-a breach of contract such as a default or being more than 90 days past due;
-the restructuring of a loan or advance by the Group on terms that the Group would not consider otherwise;
-it is probable that the debtor will enter bankruptcy or other financial reorganization; or
-the disappearance of an active market for a security because of financial difficulties.
Presentation of allowance for ECL in the statement of financial position
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets
Write-off
The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. For individual customers, the Group has a policy of writing off the gross carrying amount when the financial asset is 180 days past due based on historical experience of recoveries of similar assets. For corporate customers, the Group individually makes an assessment with respect to the timing and amount of write-off based on whether there is a reasonable expectation of recovery. The Group expects no significant recovery from the amount written off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.
(ii)Non-financial assets
At each reporting date, the Group reviews the carrying amounts of its non-financial assets (other than inventories and deferred tax assets) to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated. Goodwill is tested annually for impairment.
For impairment testing, assets are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash inflows of other assets or CGUs. Goodwill arising from a business combination is allocated to CGUs or groups of CGUs that are expected to benefit from the synergies of the combination.
The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs of disposal. Value in use is based on the estimated future cash flows, discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU.
An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount.
Impairment losses are recognized in profit or loss. They are allocated first to reduce the carrying amount of any goodwill allocated to the CGU, and then to reduce the carrying amounts of the other assets in the CGU on a pro rata basis.
An impairment loss in respect of goodwill is not reversed. For other assets, an impairment loss is reversed only to the extent that the asset’s carrying amount does not exceed the carrying amount that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

Leases
M    Leases
At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
As a lessee
The Group recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.
The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased.
Lease payments included in the measurement of the lease liability comprise fixed payments, including in-substance fixed payments.
The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if the Group changes its assessment of whether it will exercise a termination option.
The Group presents right-of-use assets that do not meet the definition of investment property in ‘property, plant and equipment’ and lease liabilities in ‘lease liabilities’ in the statement of financial position.
Short-term leases and leases of low-value assets
The Group has elected not to recognize right-of-use assets and lease liabilities for leases of low-value assets and short-term leases, including IT equipment. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

Fair value measurement
N    Fair value measurement
‘Fair value’ is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal or, in its absence, the most advantageous market to which the Group has access at that date. The fair value of a liability reflects its non-performance risk.
A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities (see note 4).
When one is available, the Group measures the fair value of an instrument using the quoted price in an active market for that instrument. A market is regarded as ‘active’ if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
If there is no quoted price in an active market, then the Group uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The chosen valuation technique incorporates all of the factors that market participants would take into account in pricing a transaction.
If an asset or a liability measured at fair value has a bid price and an ask price, then the Group measures assets and long positions at a bid price and liabilities and short positions at an ask price.
The best evidence of the fair value of a financial instrument on initial recognition is normally the transaction price - i.e. the fair value of the consideration given or received. If the Group determines that the fair value on initial recognition differs from the transaction price and the fair value is evidenced neither by a quoted price in an active market for an identical asset or liability nor based on a valuation technique for which any unobservable inputs are judged to be insignificant in relation to the measurement, then the financial instrument is initially measured at fair value, adjusted to defer the difference between the fair value on initial recognition and the transaction price. Subsequently, that difference is recognized in profit or loss on an appropriate basis over the life of the instrument but no later than when the valuation is wholly supported by observable market data or the transaction is closed out.

Discontinued operation	Discontinued operation
See accounting policy in note 38(O).
In 2023, the Group discontinued its 2019 novel coronavirus (“COVID-19”) related diagnostic services globally and other DNA testing operations in the EMEA region. This strategic decision was influenced by the World Health Organization's latest pronouncements and the diminishing demand for COVID-19 diagnostic services. This reduced demand was primarily attributable to the relaxation of testing mandates for international travelers and local citizens worldwide. Consequently, this shift in circumstances led to a noticeable decline in the number of testing centers operating in Hong Kong and the United Kingdom. The decision to discontinue operations in the EMEA region is a strategic move to streamline operations and consolidate resources to better address the evolving needs of the market.
The comparative information in the consolidated statement of profit or loss and other comprehensive income has been restated to show the discontinued operations separately from continuing operations.

a.Results of discontinued operation

	2023	2022	2021
Revenue	$13,461,964	$262,597,457	$263,320,009
Direct costs	(7,356,519)	(134,660,866)	(160,791,395)
Gross profit	6,105,445	127,936,591	102,528,614
Other income and other net gains/(losses)	289,614	(25,214)	341,124
Selling and distribution expenses	(631,812)	(8,563,337)	(16,193,640)
Research and development expenses	(1,188,677)	(9,530,323)	(4,172,461)
Restructuring costs	—	(30,378,741)	—
Administrative and other operating expenses	(12,946,412)	(36,721,676)	(36,059,318)
(Loss)/profit from operating activities	(8,371,842)	42,717,300	46,444,319
Other finance costs	(122,300)	(203,429)	(185,954)
Write-off on amount due from a shareholder	—	—	(106,179)
Gain on bargain purchase	—	—	117,238
(Loss)/profit from discontinued operation before taxation	(8,494,142)	42,513,871	46,269,424
Income tax credit/(expense)	116,482	(7,391,920)	(1,164,222)
(Loss)/profit from discontinued operation, net of tax	$(8,377,660)	$35,121,951	$45,105,202

(Loss)/earnings per share
Basic	(0.74)	6.93	3.09
Diluted	(0.74)	6.93	3.09
The loss from discontinued operation of $8,377,660 (2022: profit from discontinued operation of $35,121,951; 2021: profit from discontinued operation of $45,105,202) was attributable entirely to the owners of the Company. Of the loss from continuing operations of $56,399,672 (2022: $225,575,338; 2021: $219,122,044), an amount of $54,346,211 was attributable to the owners of the Company (2022: $225,575,284; 2021: $219,114,475).
(i)Other income and other net gains/(losses)

	2023	2022	2021
Bank interest income	$19,297	$311	$3,779
Net foreign exchange (losses)/gains	(25,049)	(25,721)	336,285
Sundry income	295,366	196	1,060
	$289,614	$(25,214)	$341,124
(ii)Other finance costs

	2023	2022	2021
Interest expenses on lease liabilities (notes 13(a) and 25(b))	$122,300	$203,429	$163,719
Imputed interest on deferred consideration	—	—	22,235
	$122,300	$203,429	$185,954
(iii)Staff costs

	2023	2022	2021
Salaries, wages and other benefits	$9,121,633	$88,585,752	$63,375,740
Contributions to defined contribution retirement plan	—	492,761	217,501
Equity-settled share-based payment expenses	—	5,425,468	1,715,588
	$9,121,633	$94,503,981	$65,308,829
Represented by:
Direct costs	$2,057,344	$63,364,134	$48,069,439
Selling and distribution expenses	—	188,414	154,606
Research and development expenses	—	7,767,201	795,494
Administrative and other operating expenses	7,064,289	23,184,232	16,289,290
Total staff costs	$9,121,633	$94,503,981	$65,308,829
(iv)Restructuring costs

	2023	2022	2021
Impairment of intangible assets (note 14)	$—	$19,109,580	$—
Impairment of goodwill (note 15)	—	3,272,253	—
Impairment losses on property, plant and equipment (note 13)	—	4,447,610	—
Write-off of prepayment	—	3,549,298	—
	$—	$30,378,741	$—
(v)Other items

	2023	2022	2021
Cost of inventories (note 18)	$2,760,713	$50,312,357	$43,752,723
Depreciation of (note 13)
- property, plant and equipment#	98,290	2,831,186	1,807,544
- right-of-use assets#	1,025,062	1,136,690	917,282
Amortization of intangible assets# (note 14)	—	1,498,245	2,991,094
Write-off on property, plant and equipment	—	268,226	476,431
Auditor’s remuneration	76,985	120,570	168,529
# Represented by:
Direct costs	$—	$1,390,250	$751,775
Research and development expenses	405,100	208,534	90,357
Administrative and other operating expenses	718,252	3,867,337	4,873,788
Total depreciation and amortization charges	$1,123,352	$5,466,121	$5,715,920
b.Cash flows (used in)/from discontinued operation

	2023	2022	2021
Net cash (used in)/from operating activities	$(901,176)	$88,324,872	$49,430,661
Net cash from/(used in) investing activities	118,645	(4,676,216)	(8,798,532)
Net cash used in financing activities	(1,183,878)	(343,407)	(502,543)
Net cash flows for the year	$(1,966,409)	$83,305,249	$40,129,586
O    Discontinued operation
A discontinued operation is a component of the Group’s business, the operations and cash flows of which can be clearly distinguished from the rest of the Group and which:
–represents a separate major line of business or geographic area of operations;
–is a part of a single co-ordinated plan to dispose of a separate major line of business or geographic area of operations; or
–is a subsidiary acquired exclusively with a view to resale.
Classification as a discontinued operation occurs at the earlier of disposal or when the operation meets the criteria to be classified as held-for-sale.
When an operation is classified as a discontinued operation, the comparative statement of profit or loss and other comprehensive income is re-presented as if the operation had been discontinued from the start of the comparative year.

Measurement of fair value
Measurement of fair values
Certain Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.
The Group assigned its finance team to oversee all significant fair value measurements, including Level 3 fair values, and reports directly to the chief financial officer.
The finance team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the finance team assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of the IFRS Accounting Standards, including the level in the fair value hierarchy in which the valuations should be classified.
Significant valuation issues are reported to the Group’s audit committee.
When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.
•Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).
If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.
The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
Further information about the assumptions made in measuring fair values is included in the following notes:
•Note 15: acquisition of ACT Genomics;
•Note 30: equity-settled share-based transactions; and
•Note 32(B): financial instruments